Investments in Master Trust - Schedule of Master Trust and Plan's Interest in Master Trust (Details) - EBP 105 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at contract value	$ 630,900	$ 638,500
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	41,075,003	38,287,704
Receivables	3,782,771	1,709,036
Payables	(4,515,902)	(2,334,686)
Plan interest in Verizon Master Savings Trust	40,341,872	37,662,054
Investments at contract value	630,899	638,484
Total investments	40,972,771	38,300,538
Master Trust Balances | Cash and cash equivalents
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	1,765,614	1,767,488
Master Trust Balances | U.S. government securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,196,919	2,765,873
Master Trust Balances | Preferred debt securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	778,496	765,080
Master Trust Balances | Other debt securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	1,036,142	1,060,410
Master Trust Balances | Preferred stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	44,560	34,505
Master Trust Balances | Common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	6,135,376	9,699,087
Master Trust Balances | Verizon common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,782,978	3,871,715
Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	22,073,102	16,479,964
Master Trust Balances | Pooled separate accounts
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	925,667	756,563
Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	971,145	783,662
Master Trust Balances | Other
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	365,004	303,357
Master Trust Balances | Fully Benefit-Responsive Investment Securities
EBP, Master Trust [Line Items]
Investments at contract value	630,899	638,484
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	324,218	313,110
Receivables	14,417	5,124
Payables	(35,407)	(26,287)
Plan interest in Verizon Master Savings Trust	303,228	291,947
Investments at contract value	20,183	21,263
Total investments	323,411	313,210
Plan's Interest in Master Trust Balances | Cash and cash equivalents
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	13,937	14,454
Plan's Interest in Master Trust Balances | U.S. government securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	25,234	22,619
Plan's Interest in Master Trust Balances | Preferred debt securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	6,145	6,257
Plan's Interest in Master Trust Balances | Other debt securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	8,179	8,672
Plan's Interest in Master Trust Balances | Preferred stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	352	282
Plan's Interest in Master Trust Balances | Common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	48,428	79,317
Plan's Interest in Master Trust Balances | Verizon common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	29,860	31,662
Plan's Interest in Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	174,229	134,770
Plan's Interest in Master Trust Balances | Pooled separate accounts
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	7,307	6,187
Plan's Interest in Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	7,666	6,409
Plan's Interest in Master Trust Balances | Other
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	2,881	2,481
Plan's Interest in Master Trust Balances | Fully Benefit-Responsive Investment Securities
EBP, Master Trust [Line Items]
Investments at contract value	$ 20,183	$ 21,263